Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities Exchange Commission ("SEC").

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Non-controlling interest represents the portion of the net assets of a subsidiaries attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest's operating result is presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company.

Liquidity

Liquidity

For the year ended December 31, 2019, the Company had $1,722,101 negative working capital and incurred a net loss of $10,786,982. For fiscal 2019, the Company generated negative cash flow from operations of $3,334,110. The Company has historically funded its working capital needs primarily from public offering, operations, bank loans, advance payments from customers and shareholders. The working capital requirements are affected by the efficiency of operations, the numerical volume and dollar value of revenue contracts, the progress or execution on customer contracts, and the timing of accounts receivable collections. The COVID-19 pandemic created significant economic uncertainty and volatility in the credit and capital markets since December 2019. Many of its customers have delayed their payments to the Company, which caused the significant increase in the Company's aged accounts receivable balance over one year and slow collection progress in the first half of 2020. Given the uncertainties in the timing of the ultimate collection, the Company increased the estimated probability of default and credit loss, as a result, the provision for doubtful accounts increased to $3.3 million in 2019 and the Company also wrote off approximately $2.0 million accounts receivable after the exhaustive collection efforts.

Given the ongoing COVID-19 pandemic, challenging market conditions resulting in significant spending cuts, the Company continues to remain focused on maintaining adequate liquidity. Over the near term, The Company plans to adjust its overall cost structures commensurate with the expected level of activities. In assessing its liquidity, the Company monitors and analyzes its cash on hand, its ability to generate sufficient revenue sources in the future and its operating and capital expenditure commitments. As of December 31, 2019, the Company had cash of approximately $5.7 million. To support its working capital, on January 9, 2020 and March 4, 2020, the Company entered into two working capital loan agreements with Bank of China to obtain loans of $718,205 and $430,923 for a term of one year and at fixed annual interest rates of 4.45% and 4.65%, respectively. The bank loans were guaranteed by Mr. Ban Lor. On January 2, 2020 and January 10, 2020, the Company entered into two working capital loan agreements with Guangfa Bank to obtain loans in aggregated of $2,154,615 for a term of one year and at a fixed annual interest rates of 4.6%. From March 16, 2020 to April 1, 2020, the Company entered into various working capital loan agreements with Bank of Communication to obtain loans in aggregated of $1,436,377 with all maturity dates on October 8, 2020 and at a fixed annual interest rates of 5.0%. The Company believes that its cash on hand and internally generated cash flows will be sufficient to fund its operations over at least the next 12 months from the date of this report. However, the Company may need additional cash resources in the future if the Company experiences changed business conditions or other developments, and may also need additional cash resources in the future if the Company wishes to pursue opportunities for investment, acquisition, strategic cooperation or other similar actions. If it is determined that the cash requirements exceed the Company's amounts of cash on hand, the Company may seek to issue debt or equity securities or obtain a credit facility.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company's consolidated financial statements include but not limited to the useful lives of property and equipment and capitalized development cost, impairment of long-lived assets, valuation of accounts receivables, revenue recognition and realization of deferred tax assets and uncertain tax positions. Actual results could differ from these estimates.

Foreign currency translation

Foreign currency translation

The functional currencies of the Company are the local currency of the county in which the subsidiaries operates. The Company's financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of operations and comprehensive income (loss).

Fair value measurements

Fair value measurement

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company's financial instruments including cash, notes and accounts receivable, due from related parties, prepayments, deposits and other current assets, notes and accounts payable, customer deposits, salaries and benefits payables, due to related party and taxes payable approximates their recorded values due to their short-term maturities. The fair value of the long-term prepayments, deposits and other assets approximate their carrying amounts because the deposits were paid in cash.

Cash

Cash

Cash comprise cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks in PRC. As of December 31, 2019 and 2018, cash balances were $5,699,106 and $4,348,635, respectively.

Restricted cash

Restricted cash

Restricted cash mainly represents security deposits as required by certain customers on the Company's projects. The deposits in restricted bank accounts cannot be withdrawn until the Company completes the related projects. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreements. As of December 31, 2019 and 2018, the restricted cash balance related to security deposits required by customers was $nil and $92,636, respectively. In addition, as of December 31, 2019 and 2018, restricted cash also consists of cash equivalents of $172,369 and $576,889 used as collateral to secure short-term bank notes payable (Note 8) and bank borrowings (Note 9), respectively. The Company is required to keep certain amounts on deposit that are subject to withdrawal restrictions. Upon the maturity of the bank acceptance notes and bank borrowings, the Company is required to deposit the remainder to the escrow account to settle the bank notes payable and bank borrowings. The bank notes payable and bank borrowings are generally short term in nature due to their short maturity period of three months to one year; thus, the related restricted cash is classified as a current asset.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. On January 1, 2018, the Company adopted this guidance on a retrospective basis.

Accounts receivable, net

Accounts receivable, net

Accounts receivable, net, is stated at the original invoiced amount net of write-offs and allowance for doubtful accounts. The Company reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. Past-due balances over 90 days are reviewed individually for collectability. In evaluating the collectability of individual accounts receivable balances, the Company considers several factors, including the age of the balance, the customer's payment history, current credit-worthiness, and current economic trends. Accounts receivable balances are written off after all collection efforts have been exhausted. Typically, the Company includes unbilled receivables in accounts receivable for contracts on which revenue has been recognized, but for which the customer has not yet been billed. Unbilled receivables, substantially all of which are expected to be billed within one year are stated at their estimated realizable value and consist of costs and fees billable on contract completion or the occurrence of contractual payment phase.

Notes receivable

Notes receivable

Notes receivable represents guaranteed bank drafts that are non-interest bearing and due within six months. Such bank drafts have been arranged by certain customers with the related financial institutions to settle their purchases from the Company. The carrying amount of notes receivable approximates fair value.

Prepayments, deposits and other assets

Prepayments, deposits and other assets, net

Prepayment, deposit and other assets, net, primarily consists of advances to suppliers for purchasing goods or services that have not been received or provided; security deposits made to our customers; advances to employees and loan receivables from business partners. Prepayment, deposit and other assets are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment, net

Property and equipment, net, mainly comprise furniture and furniture, vehicles, computer and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives of the assets on a straight-line basis, after considering the estimated residual value.

The estimated useful lives are as follows:

Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Capitalized development costs and software acquired	5-10 years
Computer equipment	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and the related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the statement of income and comprehensive income.

Capitalized development costs

Capitalized development costs

The Company follows the provisions of Accounting Standards Codification ("ASC") 350-40, "Internal Use Software." ASC 350-40 provides guidance on capitalization of the costs incurred for computer software developed or obtained for internal use. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the application are capitalized if it is determined that these upgrades or enhancements add additional functionality to the application. The capitalized development cost is amortized on a straight-line basis over the estimated useful life, which is generally five years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property, equipment, furniture and fixtures and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the assessed discounted cash flow amount. For the years ended December 31, 2019, 2018 and 2017, the Company recognized nil impairment for the long-lived assets.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers ("ASC 606") on January 1, 2019 using the modified retrospective approach. Revenues for the year ended December 31, 2019 were presented under ASC 606, and revenues for the years ended December 31, 2018 and 2017 were not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition. There is no adjustment to the opening balance of retained earnings at January 1, 2019 since there was no change to the timing and pattern of revenue recognition upon adoption of ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company's customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services and is recorded net of value-added tax ("VAT").To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company derives its revenues from three sources: (1) revenue from application development services, (2) revenue from consulting and technical support services, and (3) revenue from subscription services. All of the Company's contracts with customer do not contain cancelable and refund-type provisions.

(1) Revenue from application development service

The Company's application development service contracts are primarily on a fixed-price basis, which require the Company to perform services including project planning, project design, application development and system integration based on customers' specific needs. These services also require significant production and customization. Upon delivery of the services, customer acceptance is generally required. In the same contract, the Company is generally required to provide post-contract customer support ("PCS') for a period from three months to three years ("PCS period") after the customized application development services are delivered. The type of services for PCS clause is generally not specified in the contracts or as stand-ready services on when-and-if-available basis. The unspecified PCS is stand-ready service on when-and-if-available basis. It grants the customers on line and telephone access to technical support personnel during the term of the service. Specified PCS includes specified service term in the contract such as training.

The Company's application development service revenues are generated primarily from contracts with PRC government or related agencies and state-owned enterprises. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a significant portion (30% - 50%) of contract amount usually is billed upon the completion of the related projects. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed.

The Company sometimes provides a warranty for its application development service contracts. The warranty period is typically 12-36 months upon the completion of the application development service. In accordance with ASC 606-10-25-19, the Company believes the warranty provision in the contracts generally represents service-type warranty, which is a distinct performance obligation and the Company also provides the similar service on standalone basis and customers can benefit from the related service-type warranty service. For the service warranty component, the customer simultaneously receives and consumes the benefits provided by the company performance over the warranty term, therefore, the service warranty is satisfied over time. The revenue allocated to the service warranty is recognized over the warranty period.

The Company assesses that application development service, PCS or specific service and service-type warranty service, if applicable, are distinct performance obligations in the application development service contracts. The Company provides these services on standalone basis and customers are able to benefit from each of the service on its own. In addition, the timing of delivery of these performance obligations can be separately identifiable in the contracts. The transaction price is allocated to these identified performance obligations based on the relative standalone selling prices. The transaction price allocated to PCS or unspecific service and service-type warranty, if applicable, on a straight-line method over the contractual period. Revenue allocated to specified PCS is recognized as the related services are rendered. The transaction price allocated to application development service is recognized over time as the Company's performance creates or enhances the project controlled by the customer and the control is transferred continuously to our customers. The Company uses an input method based on cost incurred as the Company believes that this method most accurately reflects the Company's progress toward satisfaction of the performance obligation, which usually takes less than one year. Under this method, the transaction price allocated to application development service is recognized as work is performed based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligations.

Incurred costs include all direct material, labor and subcontract costs, and those indirect costs related to application development performance, such as indirect labor, supplies, and tools. Cost-based input method requires the Company to make estimates of revenues and costs to complete the construction. In making such estimates, significant judgment is required to evaluate assumptions related to the costs to complete the application development, including materials, labor, and other system costs. The Company's estimates are based upon the professional knowledge and experience of our engineers and project managers to assess the contract's schedule, performance, technical matters. The Company has adequate cost history and estimating experience, and with respect to which management believes it can reasonably estimate total development costs. If the estimated costs are greater than the related revenues, the Company recognizes the entire estimated loss in the period the loss becomes known and can be reasonably estimated. Changes in estimates for application development services include but not limited to cost forecast changes and change orders. The cumulative effect of changes in estimates is recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. To date, the Company has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated. If contract modifications result in additional goods or services that are distinct from those transferred before the modification, they are accounted for prospectively as if the Company entered into a new contract. If the goods or services in the modification are not distinct from those in the original contract, sales and gross profit are adjusted using the cumulative catch-up method for revisions in estimated total contract costs and contract values.

In certain application development service arrangements, the Company sells and delivers IT equipment on standalone basis prior to the delivery of the services. In these cases, the Company controls the IT equipment before they are transferred to the customer. The Company has the right to direct the suppliers and control the goods or assets transferred to its customers. Thus, the Company considers it should recognize revenue as a principal in the gross amount of consideration to which it is entitled in exchange for the IT equipment delivered. The Company assesses the sale of equipment is separately identifiable from other promises in the contract and it is distinct performance obligation within the context of the contract. Accordingly, the revenue from the related IT equipment based on its relative standalone selling price is recognized upon customer acceptance after delivery.

(2) Revenue from consulting and technical support services

Revenue from consulting and technical support services is primarily comprised of fixed-fee contracts, which require the Company to provide professional consulting and technical support services over contract terms beginning on the commencement date of each contract, which is the date its service is made available to customers. Billings to the customers are generally on a monthly or quarterly basis over the contract term, which is typically 12 to 24 months. The consulting and technical support services contracts typically include a single performance obligation. The revenue from consulting and technical support services is recognized over the contract term on a straight-line basis as customers receive and consume benefits of such services.

(3) Revenue from subscription services

Revenue from subscription services is comprised of subscription fees from customers accessing the Company's software-as-a-service applications for a subscribed period. The Company's monthly or quarterly billing to customer is on the basis of number of uses or the actual usage by the customers. The subscription arrangements are considered service contracts because customers does not have the right to take possession of the software and can only benefit from the software when provided the right to access the software. Accordingly, the subscription services contracts typically include a single performance obligation. The revenue from subscription services is recognized over the contract term on a straight-line basis or based on the actual usage as customers receive and consume benefits of such services.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenue. The Company reports revenues net of value added tax ("VAT"). The Company's subsidiary in PRC are subject to a 6% to 13% value added tax ("VAT") and related surcharges on the revenues earned from providing services.

Practical Expedient and Exemptions

The Company does not disclose the value of unsatisfied performance obligations within one year by applying the right to invoice practical expedient provided by ASC 606-10-55-18.

Contract costs

Contract costs

Contract costs include contract acquisition costs and contract fulfillment costs which are all recorded within prepayments, deposits, and other assets in the consolidated balance sheets.

Contract acquisition costs consist of incremental costs incurred by the Company to originate contracts with customers. Contract acquisition costs, which generally include costs that are only incurred as a result of obtaining a contract, are capitalized when the incremental costs are expected to be recovered over the contract period. All other costs incurred regardless of obtaining a contract are expensed as incurred. Contract acquisition costs are amortized over the period the costs are expected to contribute directly or indirectly to future cash flows, which is generally over the contract term, on a basis consistent with the transfer of goods or services to the customer to which the costs relate. Contract fulfillments costs consist of costs incurred by the Company to fulfill a contract with a customer and are capitalized when the costs generate or enhance resources that will be used in satisfying future performance obligations of the contract and the costs are expected to be recovered. Capitalized contract fulfillment costs generally include contracted services, direct labor, materials, and allocable overhead directly related to resources required to fulfill the contract. Contract fulfillment costs are recognized in cost of revenue during the period that the related costs are expected to contribute directly or indirectly to future cash flows, which is generally over the contract term, on a basis consistent with the transfer of goods or services to the customer to which the costs are related. The contract fulfillment cost amounted to $2,999,411 and Nil as of December 31, 2019 and 2018, respectively. There was no contract acquisition costs as of December 31, 2019 and 2018.

Contract balance

Contract balance

The accounts receivable includes both unbilled accounts receivable and billed accounts receivable. The Company records unbilled accounts receivable for revenue that has been recognized in advance of billing the customer, which is common for application development service contracts. The unbilled accounts receivable represents the Company's right to consideration in exchange for the service that the Company has performed to the customer before payment is due and the unbilled account receivable will be reclassified into billed accounts receivable when the Company has the right to invoice. Contract liabilities are presented as customer deposits and deferred revenue on the consolidated balance sheet. Contract liabilities relate to payments received in advance of completion of performance obligations under a contract. Contract liabilities are recognized as revenue upon the completion of performance obligations. As of December 31, 2019 and 2018, the balance of customer deposits amounted to $136,763 and $142,359, respectively. As of December 31, 2019 and 2018, the balance of deferred revenue amounted to $1,183,545 and $1,268,451, respectively.

Government subsidies

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation.

Advertising expenditures

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses. For the years ended December 31, 2019, 2018 and 2017, the advertising expense amounted to $61,174, $21,168 and Nil, respectively.

Operating leases

Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2019, 2018 and 2017. All of the tax returns of the Company's subsidiary in China remain subject to examination by the tax authorities for five years from the date of filing.

Value added tax

Value added tax

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company's subsidiary in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee's salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount was expensed as incurred.

(Loss) earnings per share

(Loss) earnings per share

The Company computes (loss) earnings per share ("EPS") in accordance with ASC 260, "Earnings per Share". ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended December 31, 2019, since the company had a loss, basic and dilutive loss per share are the same. For the years ended December 31, 2018 and 2017, there were nil potential dilutive ordinary shares.

Share-Based compensation

Share-Based compensation

The Company accounts for share-based awards to employees and nonemployees directors and consultants in accordance with the provisions of ASC 718, Compensation—Stock Compensation, and under the recently issued guidance following FASB's pronouncement, ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. Under ASC 718, and applicable updates adopted, for employee stock-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight-line basis over the requisite service period for the entire award. For the non-employee stock-based awards, the fair value of the awards to non-employees are measured every reporting period based on the value of the Company's common stock.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders' equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, "Statement of Cash Flows," cash flows from the Company's operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

Segment reporting

The Company's chief operating decision maker ("CODM") has been identified as its CEO, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company's long-lived assets are substantially all located in the PRC and all of the Company's revenues are derived from the PRC. Therefore, no geographical segments are presented.

Concentrations of Risks

Concentrations of Risks

(a)	Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash, restricted cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of December 31, 2019, and December 31, 2018, the aggregate amount of cash and restricted cash of $5,533,476 and $5,006,037, respectively, were held at major financial institutions in PRC, which the management believes are of high credit quality. On May 1, 2015, China's new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Group's accounts, as its aggregate deposits are much higher than the compensation limit. However, the Group believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Group believes that those Chinese banks are financially sound based on public available information. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts on the individual customer's and supplier's financial condition, credit history, and the current economic conditions.

(b)	Foreign currency risk

A majority of the Company's expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries' assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China ("PBOC"). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company's functional currency is the RMB, and the Company's financial statements are presented in U.S. dollars. The RMB depreciated by 5.7% in fiscal year 2018 and further depreciated by 1.3% in fiscal year 2019. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect our financial results reported in the U.S. dollar terms without giving effect to any underlying changes in our business or results of operations. Currently, our assets, liabilities, revenues and costs are denominated in RMB. To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

(c)	Significant customers

For the year ended December 31, 2019, two customers accounted 21.8% and 10.7% of the Company's total revenues. For the year ended December 31, 2018, no customer accounted for more than 10% of the Company's total revenues. For the year ended December 31, 2017, two customers accounted for 17.2% and 13.1% of the Company's total revenues. As of December 31, 2019, no customer accounted for more than 10% of the Company's accounts receivable. As of December 31, 2018, two customers accounted for 12.2% and 10.7% of the Company's accounts receivable.

(d)	Significant suppliers

For the year ended December 31, 2019, one supplier accounted for 22.7% of the Company's total purchases. For the year ended December 31, 2018, three suppliers accounted for 12.9%, 11.2% and 10.3% of the Company's total purchases. For the year ended December 31, 2017, two suppliers accounted for 16.6% and 12.1% of the Company's total purchases. As of December 31, 2019, one supplier accounted for 11.4% of the Company's total accounts payable. As of December 31, 2018, two suppliers accounted for 10.6% and 10.0% of the Company's total accounts payable.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. The Company reclassified loan to third parties balance of $47,997 from prepayments, deposits and other current assets, net as of December 31, 2018 and reclassified provision for doubtful accounts of $368,125 and $27,200 from general and administrative expenses for the years ended December 31, 2018 and 2017, respectively, and reclassification of certain related party transactions in cash flow from operating activities to financing activities, which had no effect on the Company's previously reported results of operations.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates ("ASUs"). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended ("the JOBS Act"), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02). ASU 2016-02 requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity's leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. A modified retrospective approach is required. In January 2018, the FASB issued ASU 2018-01, Leases: Land Easement Practical Expedient for Transition. This ASU clarifies the accounting and reporting of land easements. In July 2018, the FASB issued ASU No. 2018-10, "Codification Improvements to Topic 842, Leases," ("ASU 2018-10"), to clarify how to apply certain aspects of the new lease accounting standard. The amendments in this update, among other things, better articulates the requirement for a lessee's reassessment of lease classification as of the effective date of a modification, clarifies that a change to an index or rate for variable lease payments does not constitute a resolution of a contingency that would result in the remeasurement of lease payments, and requires entities that apply Topic 842 retrospectively to each reporting period and do not adopt the practical expedients to write off any prior unamortized initial direct costs that do not meet the definition under Topic 842 to equity. The amendments in this update have the same effective date and transition requirements as the new lease standard summarized above. Also, in July 2018, the FASB issued ASU No. 2018-11, "Leases (Topic 842): Targeted Improvements," ("ASU 2018-11"), to provide an additional transition method. An entity can now elect not to present comparative financial information under Topic 842 if it recognizes a cumulative-effect adjustment to retained earnings upon adoption. On November 15, 2019, the FASB issued ASU 2019-10, which amends the effective dates for certain major new accounting standards, including Topic 842, to give implementation relief to certain types of entities. As an emerging growth company, the Company can adopt Topic 842 on January 1, 2021. The Company is evaluating the impact this ASU will have on its consolidated financial statements.

 In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, which clarified that receivables from operating leases are not within the scope of Topic 326 and instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842. On May 15, 2019, the FASB issued ASU 2019-05, 9 which provides transition relief for entities adopting the Board's credit losses standard, ASU 2016-13. Specifically, ASU 2019-05 amends ASU 2016-13 to allow companies to irrevocably elect, upon adoption of ASU 2016-13, the fair value option for financial instruments that (1) were previously recorded at amortized cost and (2) are within the scope of the credit losses guidance in ASC 326-20, (3) are eligible for the fair value option under ASC 825-10, and (4) are not held-to-maturity debt securities. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-05 are effective for fiscal years beginning after December 15, 2019, including interim periods therein. An entity may early adopt the ASU in any interim period after its issuance if the entity has adopted ASU 2016-13. For all other entities, the effective date will be the same as the effective date of ASU 2016-13. The Company does not believe that this will have an impact on its financial statements. The Company is evaluating the impact this ASU will have on its consolidated financial statements.

In August 2018, the FASB Accounting Standards Board issued ASU No. 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU 2018-13"). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) ("ASU 2020-01"), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for the Company beginning January 1, 2021. The Company is currently evaluating the effect of adopting this ASU on the Group's financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.